Basis of Presentation and Continuance of Operations	12 Months Ended
Apr. 30, 2012
Accounting Policies [Abstract]
Basis of Presentation and Continuance of Operations

1.	Basis of presentation and Continuance of Operations

The Company was incorporated in the Province of Alberta, Canada on March 27, 2007.  The Company is an Exploration Stage Company as defined by ASC Topic 915.  These financial statements have been prepared on a going concern basis.  We have incurred losses since inception resulting in an accumulated deficit of $3,088,639 and further losses are anticipated in the development of our business raising substantial doubt about our ability to continue as a going concern.  Our ability to continue as a going concern is dependent upon our ability to generate profitable operations in the future and/or to obtain the necessary financing to meet our obligations and repay our liabilities arising from normal business operations when they come due.  Management intends to address the going concern issue by funding future operations through the sale of equity capital, and by third party or related party loans, if available.

On March 26, 2009, the Company undertook a 2-for-1 common stock split in the form of a 100% stock dividend.  On March 30, 2009, the Company distributed 17.9 million common shares with no par value to stockholders of record on March 26, 2009. On July 7, 2010, the Company undertook a 2.5-for-1 common stock split in the form of a 100% stock dividend.   On July 9, 2010, the Company distributed 134,866,191 common shares with no par value to stockholders of record as of July 7, 2010.  The effect of both of the stock splits has been recognized retroactively in the stockholders’ equity accounts as of April 30, 2007, and in all shares and per share data in the financial statements and the notes to the financial statements.